Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000202326 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	10.00%
C000202326 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202326 | A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000202326 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202326 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	26.90%
C000202326 | B
Holdings [Line Items]
Percent of Total Investments	25.90%
C000202326 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202326 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000202326 | N/R
Holdings [Line Items]
Percent of Total Investments	15.90%
C000202326 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	9.70%
Percent of Net Short Exposure	1.00%
C000202326 | United States
Holdings [Line Items]
Percent of Net Long Exposure	50.10%
Percent of Net Short Exposure	3.30%
C000202326 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.00%
C000202326 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	6.80%
Percent of Net Short Exposure	0.00%
C000202326 | Luxembourg
Holdings [Line Items]
Percent of Net Long Exposure	5.20%
Percent of Net Short Exposure	0.40%
C000202326 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
Percent of Net Short Exposure	0.20%
C000202326 | France
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
Percent of Net Short Exposure	0.30%
C000202326 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000202326 | Portugal
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000202326 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Percent of Net Short Exposure	0.00%
C000202326 | Mauritius
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Percent of Net Short Exposure	0.00%
C000202324 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	10.00%
C000202324 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202324 | A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000202324 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202324 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	26.90%
C000202324 | B
Holdings [Line Items]
Percent of Total Investments	25.90%
C000202324 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202324 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000202324 | N/R
Holdings [Line Items]
Percent of Total Investments	15.90%
C000202324 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	9.70%
Percent of Net Short Exposure	1.00%
C000202324 | United States
Holdings [Line Items]
Percent of Net Long Exposure	50.10%
Percent of Net Short Exposure	3.30%
C000202324 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.00%
C000202324 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	6.80%
Percent of Net Short Exposure	0.00%
C000202324 | Luxembourg
Holdings [Line Items]
Percent of Net Long Exposure	5.20%
Percent of Net Short Exposure	0.40%
C000202324 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
Percent of Net Short Exposure	0.20%
C000202324 | France
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
Percent of Net Short Exposure	0.30%
C000202324 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000202324 | Portugal
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000202324 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Percent of Net Short Exposure	0.00%
C000202324 | Mauritius
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Percent of Net Short Exposure	0.00%
C000202325 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	10.00%
C000202325 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202325 | A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000202325 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202325 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	26.90%
C000202325 | B
Holdings [Line Items]
Percent of Total Investments	25.90%
C000202325 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202325 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000202325 | N/R
Holdings [Line Items]
Percent of Total Investments	15.90%
C000202325 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	9.70%
Percent of Net Short Exposure	1.00%
C000202325 | United States
Holdings [Line Items]
Percent of Net Long Exposure	50.10%
Percent of Net Short Exposure	3.30%
C000202325 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.00%
C000202325 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	6.80%
Percent of Net Short Exposure	0.00%
C000202325 | Luxembourg
Holdings [Line Items]
Percent of Net Long Exposure	5.20%
Percent of Net Short Exposure	0.40%
C000202325 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
Percent of Net Short Exposure	0.20%
C000202325 | France
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
Percent of Net Short Exposure	0.30%
C000202325 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000202325 | Portugal
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000202325 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Percent of Net Short Exposure	0.00%
C000202325 | Mauritius
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Percent of Net Short Exposure	0.00%
C000202327 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	10.00%
C000202327 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202327 | A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000202327 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.40%
C000202327 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	26.90%
C000202327 | B
Holdings [Line Items]
Percent of Total Investments	25.90%
C000202327 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202327 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000202327 | N/R
Holdings [Line Items]
Percent of Total Investments	15.90%
C000202327 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	9.70%
Percent of Net Short Exposure	1.00%
C000202327 | United States
Holdings [Line Items]
Percent of Net Long Exposure	50.10%
Percent of Net Short Exposure	3.30%
C000202327 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.00%
C000202327 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	6.80%
Percent of Net Short Exposure	0.00%
C000202327 | Luxembourg
Holdings [Line Items]
Percent of Net Long Exposure	5.20%
Percent of Net Short Exposure	0.40%
C000202327 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
Percent of Net Short Exposure	0.20%
C000202327 | France
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
Percent of Net Short Exposure	0.30%
C000202327 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000202327 | Portugal
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000202327 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Percent of Net Short Exposure	0.00%
C000202327 | Mauritius
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Percent of Net Short Exposure	0.00%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.
[4]	Rounds to less than 0.1%.